Intangible assets - Schedule of Breakdown of Software Cost, Accumulated Amortization, Additions, Sales and Disposals for Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,104	$ 1,595
Ending balance	2,605	2,104	$ 1,595
Carrying amount - principal
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,856	9,786	15,711
Additions	1,335	1,070	353
Disposals	(150)		(6,278)
Ending balance	12,041	10,856	9,786
Accumulated amortization:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,752	8,191	13,727
Disposals	(130)		(6,278)
Amortization	814	561	742
Ending balance	$ 9,436	$ 8,752	$ 8,191